DEPOSITS	12 Months Ended
Dec. 31, 2021
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Savings and interest-bearing checking	$2,101	$2,264	$5,371
Reciprocal	764	2,158	6,024
Time	1,507	7,073	7,148
Brokered time	93	1,171	4,882
Total	$4,465	$12,666	$23,425

Aggregate time deposits in denominations of $0.25 million or more amounted to $93.1 million and $50.0 million at December 31, 2021 and 2020, respectively.

A summary of the maturity of time deposits at December 31, 2021, follows (1):

(In thousands)
2022	$269,067
2023	43,692
2024	10,067
2025	5,834
2026	6,794
2027 and thereafter	338
Total	$335,792

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network. This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2021	2020
	(In thousands)
Demand	$559,664	$515,092
Money market	2,546	3,308
Time	24,416	37,785
Total	$586,626	$556,185